Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

24. Commitments and contingencies

(a) Commitments

Capital expenditure contracted for but not provided in the unaudited condensed consolidated financial statements:

	As of December 31, 2024	As of June 30, 2025
	MYR	MYR	USD
Software and AI Platform Development	13,313,961	12,493,108	2,956,459

As of June 30, 2025, the Group has remaining contractual commitment amounted to MYR12,493,108 (USD2,956,459) (December 31, 2024: MYR13,313,961), mainly arising from certain purchase contracts of IT software such as E-commerce website design, Internet of Things (IoT) management platform, system integration platform and Enterprise Resource Planning (ERP) system signed with suppliers. Significant increase in capital commitment was due to the developments of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems that would enable autonomous and robotic decision making. Significant increase in capital commitment was due to the developments of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems that would enable autonomous and robotic decision making. The majority of this contractual commitment is due within five years and upon the project progress. Other than as shown above, the Group did not have any significant capital and other commitments, long- term obligations or guarantees as of December 31, 2024 and June 30, 2025.

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2024 and June 30, 2025, and through the issuance date of these unaudited condensed consolidated financial statements.